Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Noncurrent Financial Assets
Debt instruments at amortized cost	₱ 1,153
Other financial assets – net of current portion	2,915	₱ 1,986
Total	3,724	1,657
Noncurrent Financial Liabilities
Long-term debt – net of current portion	205,195	172,834
Customers' deposits	2,371	2,205
Total	217,291	173,457
Carrying Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost	1,153
Other financial assets – net of current portion	2,915	1,986
Total	4,068	1,986
Noncurrent Financial Liabilities
Long-term debt – net of current portion	205,195	172,834
Customers' deposits	2,371	2,205
Deferred credits and other noncurrent liabilities	1,683	2,179
Total	209,249	177,218
Fair Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost	1,163
Other financial assets – net of current portion	2,561	1,657
Total	3,724	1,657
Noncurrent Financial Liabilities
Long-term debt – net of current portion	213,908	169,965
Customers' deposits	1,821	1,539
Deferred credits and other noncurrent liabilities	1,562	1,953
Total	₱ 217,291	₱ 173,457